Financial Instruments (Details) - Schedule of fair value of the private warrants and the embedded derivative	6 Months Ended
Jun. 30, 2022
Private Warrants [Member]
Financial Instruments (Details) - Schedule of fair value of the private warrants and the embedded derivative [Line Items]
Expected term (years)	7 years
Expected volatility	89.70%
Dividend yield
Risk free interest rate	3.00%
Embedded Derivative [Member]
Financial Instruments (Details) - Schedule of fair value of the private warrants and the embedded derivative [Line Items]
Expected term (years)	5 years
Expected volatility	58.30%
Dividend yield
Risk free interest rate	3.00%